Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Premises and Equipment
Premises and Equipment

Premises and equipment consist of the following at December 31:

	2013	2012

Land	$3,517,357	$3,511,497
Buildings	24,043,754	23,870,070
Equipment and fixtures	10,640,246	10,238,276
Construction in progress	7,893	5,860
	38,209,250	37,625,703
Accumulated depreciation	(18,428,804)	(16,956,352)
Net book value	$19,780,446	$20,669,351

Depreciation expense was $1,482,810, $1,461,326 and $1,392,153 in 2013, 2012 and 2011 respectively.